Share-Based Compensation - Summary of Restricted Share Units (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	5,771,720	1,273,346	652,723
Number of Options, Outstanding Ending	7,820,429	2,403,799	3,050,168	3,248,211
Weighted-Average Exercise Price, Granted	$ 0.0002	$ 2.8957	$ 0.0002
Weighted-Average Exercise Price, Outstanding Ending	0.4717	1.5340	0.0002	$ 0.0002
Weighted-Average Grant Date Fair Value, Granted	26.75	3.97	2.77
Weighted-Average Grant Date Fair Value, Outstanding Ending	$ 21.28	$ 3.75	$ 0.97	$ 0.38
Weighted-Average Remaining Contractual Term, Outstanding	9 years 1 month 6 days	8 years 9 months	7 years 1 month 20 days	7 years 2 months 26 days
Aggregate Intrinsic Value, Outstanding Ending	$ 176,963	$ 20,079	$ 9,744	$ 6,739
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	4,848
Number of Options, Outstanding Ending	4,848
Weighted-Average Exercise Price, Granted	$ 0
Weighted-Average Exercise Price, Outstanding Ending	0
Weighted-Average Grant Date Fair Value, Granted	24.35
Weighted-Average Grant Date Fair Value, Outstanding Ending	$ 24.35
Weighted-Average Remaining Contractual Term, Outstanding	9 years 5 months 15 days
Aggregate Intrinsic Value, Outstanding Ending	$ 111,988